EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 15, 2012 (Accession No. 0001193125-12-063231), to the Prospectus dated August 16, 2011, for Class K shares of the All Asset Allocation Portfolio, a series of EQ Advisors Trust.